Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of employee benefit expenses [Abstract]
Schedule of Key management personnel expenses
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars

Salary and management fees	5,312	6,286	6,021	1,665
Bonus	5,356	3,259	2,661	1,679
Share based payment expense	1,509	249	536	473
Directors' remuneration	245	215	228	77
	12,422	10,009	9,446	3,894